FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INVESTMENTS
Guarantee for legal proceedings	[1]	R$ 41,308	R$ 42,619
Financial applications - LFT	[2]	99,102	0
Total		140,410	42,619
Current		99,102	0
Non-current		R$ 41,308	R$ 42,619

[1]	Refer to amounts of financial investments pledged as guarantees for legal proceedings (notes 20. e 34.b.).
[2]	Refer to financial investments in Treasury Financial Bills (“LFTs”), made by the subsidiaries Vivo Pay I Fundo de Investimentos em Direitos Creditórios and Vivo Pay Sociedade de Crédito Direto. They are financial assets measured at fair value through profit or loss.